Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Lease Income	$ 420,000	$ 398,800
2025	451,800
2026	370,100
2027	219,400
2028	174,900
2029	148,400
Deferred revenue	34,733	38,343
Other liabilities – non-current	88,764	78,582
Head Lease Receipts
Operating Leased Assets [Line Items]
2025	21,242
2026	21,242
2027	21,242
2028	22,280
2029	4,362
Total	90,368
Deferred revenue	3,700	3,800
Other liabilities – non-current	7,000	10,700
Sublease payments
Operating Leased Assets [Line Items]
2025	27,462
2026	27,462
2027	27,462
2028	28,800
2029	5,655
Lessee, Operating Lease, Liability, to be Paid, Total	116,841
Operating lease, payments	$ 387,600	360,300
Sublease payments | Teekay Tangguh Joint Venture
Operating Leased Assets [Line Items]
Operating lease, payments		$ 27,500	$ 23,900